Derivative Liability Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2020
Details
Amortization of debt discount	$ 205,448	$ 32,814
UNamortized debt discount	$ 29,234		$ 179,682